Lease Commitments - Facility lease commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating Leases
2021 (remaining)		$ 2,303
2022		2,372
2023		2,209
2024		1,216
2025		993
Thereafter		511
Total Minimum Lease Payments		9,604
Capital Leases
2021 (remaining)		139
2022		183
2023		187
2024		190
2025		194
Thereafter		1,078
Total Minimum Lease Payments		1,971
Less: amount representing interest		(666)
Present value of minimum lease payments		1,305
Less: current obligation		(55)
Long-term obligations under capital lease		$ 1,250
Facility lease
Operating Leases
2021 (remaining)	$ 2,158
2022	3,675
2023	3,535
2024	2,552
2025	2,339
Thereafter	3,977
Total Minimum Lease Payments	18,236
Capital Leases
2021 (remaining)	139
2022	183
2023	187
2024	190
2025	194
Thereafter	1,078
Total Minimum Lease Payments	1,971
Less: amount representing interest	(666)
Present value of minimum lease payments	1,305
Less: current obligation	(55)
Long-term obligations under capital lease	$ 1,250